FAIR VALUE MEASUREMENT - Gain (Loss) Recognized in Statements of Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 23,785	$ 50,001	$ (22,218)
Foreign exchange forward contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	22,582	49,807	(20,249)
Foreign exchange option contracts
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	220	1,376	(1,022)
Commodity hedge
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives	$ 983
Interest rate swap
Effect of derivative instruments on consolidated statements of operations
Gain (loss) on change in fair value of derivatives		$ (1,182)	$ (947)